Variable Interest Entities (Consolidated Financial Information of VIEs) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Total assets		$ 391,007		¥ 2,248,045		¥ 2,598,590
Total liabilities		181,727		1,217,261		1,207,738
Net revenue		229,117	¥ 1,522,689	1,271,275	¥ 1,057,733
Net income		42,745	284,088	252,622	186,653
Net (decrease)/ increase in cash and cash equivalents		$ 53,645	356,521	333,518	624,881
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets				59,255		59,470
Total liabilities				60,413		61,644
Payable to third parties				34,997		34,382
Payable to inter-company entities	[1]			25,416		¥ 27,262
Net revenue			54,305	63,367	96,275
Net income			(1,387)	41,421	37,909
Inter-company payable forgiveness	[1]		0	44,727	7,680
Inter-company dividends received	[2]		0	0	24,900
Net income/(loss) from third parties			(1,387)	(3,306)	5,329
Net (decrease)/ increase in cash and cash equivalents			¥ 538	¥ 1,680	¥ (14,358)

[1]	All inter-company transactions and balances have been eliminated upon consolidation.
[2]	On July 15, 2013, Beijing Wangpin declared a one-time cash dividend of RMB24,900 to Zhilian Sanke which holds 10% equity interest of Beijing Wangpin. On September 22, 2013, Beijing Wangpin paid out the cash dividend of RMB24,900 to Zhilian Sanke.